Disclosure of information on segments - Disaggregated revenue information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			$ 826,641
Revenue from contracts with customers	$ 1,604,419	$ 1,160,992	826,641
Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	526,819
Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			51,919
Revenue from contracts with customers		328,590	51,919
Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			163,415
Revenue from contracts with customers	201,529	169,779	163,415
Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			40,386
Revenue from contracts with customers	81,480	48,619	40,386
Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			107,786
Revenue from contracts with customers	104,182	121,818	107,786
Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			432,154
Revenue from contracts with customers	500,642	441,456	432,154
La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			17,223
Revenue from contracts with customers	67,529	38,978	17,223
Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			53,025
Revenue from contracts with customers	39,207	50,003	53,025
Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			8,099
Revenue from contracts with customers			8,099
Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Revenue from contracts with customers			0
Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			441
Revenue from contracts with customers	232	474	441
Trading
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	96,470
Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			19,732
Revenue from contracts with customers	92,561	62,644	19,732
Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			(67,539)
Revenue from contracts with customers	(106,232)	(101,369)	(67,539)
Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			894,180
Revenue from contracts with customers	1,710,651	1,262,361	894,180
Metal and concentrates sales
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,593,114	1,153,977	813,757
Metal and concentrates sales | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	526,819
Metal and concentrates sales | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		328,590	51,919
Metal and concentrates sales | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	201,529	169,779	163,415
Metal and concentrates sales | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,480	48,619	40,386
Metal and concentrates sales | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	104,182	121,818	107,786
Metal and concentrates sales | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	500,642	441,456	432,154
Metal and concentrates sales | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	67,529	38,978	17,223
Metal and concentrates sales | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Trading
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	96,470
Metal and concentrates sales | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,107	43,589	18,224
Metal and concentrates sales | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(66,644)	(38,852)	(17,350)
Metal and concentrates sales | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,659,758	1,192,829	831,107
Metal and concentrates sales | Asia
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	93,683	58,344	59,308
Metal and concentrates sales | Asia | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	3,818
Metal and concentrates sales | Asia | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		9,754	0
Metal and concentrates sales | Asia | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	17,561	48,590	59,308
Metal and concentrates sales | Asia | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | Asia | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | Asia | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Trading
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	72,304
Metal and concentrates sales | Asia | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	93,683	58,344	59,308
Metal and concentrates sales | Europe
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	125,534	96,029	55,107
Metal and concentrates sales | Europe | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	69,449
Metal and concentrates sales | Europe | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		36,362	2,995
Metal and concentrates sales | Europe | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	104	3,473	0
Metal and concentrates sales | Europe | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	31,282	56,036	54,078
Metal and concentrates sales | Europe | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | Europe | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | Europe | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Trading
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	24,166
Metal and concentrates sales | Europe | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	533	0	0
Metal and concentrates sales | Europe | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	158	(1,966)
Metal and concentrates sales | Europe | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	125,534	95,871	57,073
Metal and concentrates sales | Peru
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,095,510	792,883	530,103
Metal and concentrates sales | Peru | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	453,552
Metal and concentrates sales | Peru | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		282,474	48,924
Metal and concentrates sales | Peru | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	13,705	23,686	32,703
Metal and concentrates sales | Peru | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,376	45,146	40,386
Metal and concentrates sales | Peru | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	91,070	105,445	93,313
Metal and concentrates sales | Peru | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	451,799	336,822	315,934
Metal and concentrates sales | Peru | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	67,529	38,978	17,223
Metal and concentrates sales | Peru | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Peru | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | Peru | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | Peru | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Peru | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	3,123	1,154	0
Metal and concentrates sales | Peru | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(66,644)	(40,822)	(18,380)
Metal and concentrates sales | Peru | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,162,154	833,705	548,483
Metal and concentrates sales | America - other than Peru
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	278,387	206,721	169,239
Metal and concentrates sales | America - other than Peru | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Metal and concentrates sales | America - other than Peru | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | America - other than Peru | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	187,824	146,093	130,712
Metal and concentrates sales | America - other than Peru | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | America - other than Peru | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	13,112	16,373	14,473
Metal and concentrates sales | America - other than Peru | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	8	2,834
Metal and concentrates sales | America - other than Peru | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | America - other than Peru | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | America - other than Peru | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | America - other than Peru | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales | America - other than Peru | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | America - other than Peru | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	77,451	42,435	18,224
Metal and concentrates sales | America - other than Peru | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,812	2,996
Metal and concentrates sales | America - other than Peru | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	278,387	204,909	166,243
Sales By Customers
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,593,114	1,153,977	813,757
Sales By Customers | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,593,114	1,153,977	813,757
Sales By Customers | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	526,819
Sales By Customers | Uchucchacua / Yumpag | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	526,819
Sales By Customers | Uchucchacua / Yumpag | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Sales By Customers | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		328,590	51,919
Sales By Customers | Uchucchacua | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		328,590	51,919
Sales By Customers | Uchucchacua | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Sales By Customers | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	201,529	169,779	163,415
Sales By Customers | Orcopampa | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	201,529	169,779	163,415
Sales By Customers | Orcopampa | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,480	48,619	40,386
Sales By Customers | Julcani | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,480	48,619	40,386
Sales By Customers | Julcani | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	104,182	121,818	107,786
Sales By Customers | Tambomayo | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	104,182	121,818	107,786
Sales By Customers | Tambomayo | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	500,642	441,456	432,154
Sales By Customers | Colquijirca | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	500,642	441,456	432,154
Sales By Customers | Colquijirca | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	67,529	38,978	17,223
Sales By Customers | La Zanja | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	885	126	623
Sales By Customers | La Zanja | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	66,644	38,852	16,600
Sales By Customers | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Energy generation and transmission | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Energy generation and transmission | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Sales By Customers | Insurance brokerage | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Sales By Customers | Insurance brokerage | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Sales By Customers | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Sales By Customers | Rental of mining concessions | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Sales By Customers | Rental of mining concessions | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Sales By Customers | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Holding of investment in shares | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Holding of investment in shares | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Trading
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	96,470
Sales By Customers | Trading | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	96,470
Sales By Customers | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,107	43,589	18,224
Sales By Customers | Industrial activities | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,107	43,589	18,224
Sales By Customers | Industrial activities | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(66,644)	(38,852)	(17,350)
Sales By Customers | Adjustments and eliminations | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	(750)
Sales By Customers | Adjustments and eliminations | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(66,644)	(38,852)	(16,600)
Sales By Customers | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,659,758	1,192,829	831,107
Sales By Customers | Operating segments | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,593,114	1,153,977	814,507
Sales By Customers | Operating segments | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	66,644	38,852	16,600
Services
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,305	7,015	12,884
Services | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,305	7,015	12,884
Services | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services | Uchucchacua / Yumpag | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services | Uchucchacua / Yumpag | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Uchucchacua | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Uchucchacua | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Orcopampa | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Orcopampa | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Julcani | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Julcani | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Tambomayo | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Tambomayo | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Colquijirca | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Colquijirca | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | La Zanja | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | La Zanja | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	39,207	50,003	53,025
Services | Energy generation and transmission | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,305	6,784	4,785
Services | Energy generation and transmission | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	27,902	43,219	48,240
Services | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			8,099
Services | Insurance brokerage | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			8,099
Services | Insurance brokerage | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Rental of mining concessions | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Rental of mining concessions | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	232	474	441
Services | Holding of investment in shares | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	231	0
Services | Holding of investment in shares | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	232	243	441
Services | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,454	19,055	1,508
Services | Industrial activities | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Industrial activities | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,454	19,055	1,508
Services | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(39,588)	(62,517)	(50,189)
Services | Adjustments and eliminations | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Adjustments and eliminations | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(39,588)	(62,517)	(50,189)
Services | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	50,893	69,532	63,073
Services | Operating segments | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,305	7,015	12,884
Services | Operating segments | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	39,588	62,517	50,189
Services | Peru
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,305	7,015	12,884
Services | Peru | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services | Peru | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Peru | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	39,207	50,003	53,025
Services | Peru | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			8,099
Services | Peru | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Peru | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	232	474	441
Services | Peru | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,454	19,055	1,508
Services | Peru | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(39,588)	(62,517)	(50,189)
Services | Peru | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	50,893	69,532	63,073
Gold
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	388,004	326,742
Revenue from contracts with customers			279,731
Gold | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	42
Gold | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Revenue from contracts with customers			0
Gold | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	200,763	169,679
Revenue from contracts with customers			163,855
Gold | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	27,279	10,038
Revenue from contracts with customers			671
Gold | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	49,784	73,700
Revenue from contracts with customers			71,368
Gold | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	40,890	34,895
Revenue from contracts with customers			26,448
Gold | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	68,331	39,987
Revenue from contracts with customers			17,414
Gold | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Gold | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Gold | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Gold | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Gold | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	68,339	38,316
Revenue from contracts with customers			0
Gold | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(67,424)	(39,873)
Revenue from contracts with customers			(25)
Gold | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	455,428	366,615
Revenue from contracts with customers			279,756
Silver
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	626,799	415,400
Revenue from contracts with customers			196,340
Silver | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	453,456
Silver | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		288,883
Revenue from contracts with customers			58,440
Silver | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	774	761
Revenue from contracts with customers			607
Silver | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	53,902	39,038
Revenue from contracts with customers			39,986
Silver | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	45,751	36,616
Revenue from contracts with customers			33,372
Silver | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	65,496	48,407
Revenue from contracts with customers			63,093
Silver | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,933	731
Revenue from contracts with customers			744
Silver | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Silver | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Silver | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Silver | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Silver | Trading
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	3,638
Silver | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	3,759	1,673
Revenue from contracts with customers			18,226
Silver | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(1,910)	(710)
Revenue from contracts with customers			(18,128)
Silver | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	628,709	416,109
Revenue from contracts with customers			214,468
Copper
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	588,441	483,546
Revenue from contracts with customers			466,558
Copper | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Copper | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Revenue from contracts with customers			0
Copper | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	6
Revenue from contracts with customers			0
Copper | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	583	737
Revenue from contracts with customers			535
Copper | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	4,107	1,502
Revenue from contracts with customers			0
Copper | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	492,629	481,301
Revenue from contracts with customers			466,023
Copper | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Copper | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Copper | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Copper | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Copper | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Copper | Trading
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	91,122
Copper | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Copper | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Copper | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	588,441	483,547
Revenue from contracts with customers			466,558
Zinc
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	68,188	63,125
Revenue from contracts with customers			46,620
Zinc | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	62,543
Zinc | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		48,589
Revenue from contracts with customers			5,326
Zinc | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Zinc | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	6	0
Revenue from contracts with customers			0
Zinc | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	5,629	10,789
Revenue from contracts with customers			7,839
Zinc | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	10	3,747
Revenue from contracts with customers			33,455
Zinc | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Zinc | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Zinc | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Zinc | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Zinc | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Zinc | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Zinc | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Zinc | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	68,188	63,125
Revenue from contracts with customers			46,620
Lead
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	34,304	33,779
Revenue from contracts with customers			21,401
Lead | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	29,332
Lead | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		25,086
Revenue from contracts with customers			3,636
Lead | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Lead | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,158	1,373
Revenue from contracts with customers			1,009
Lead | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	3,814	7,381
Revenue from contracts with customers			6,936
Lead | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	(61)
Revenue from contracts with customers			9,820
Lead | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Lead | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Lead | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Lead | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Lead | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Lead | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Lead | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Revenue from contracts with customers			0
Lead | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	34,304	33,779
Revenue from contracts with customers			21,401
Manganese sulfate
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	9,114
Manganese sulfate | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	9,114
Manganese sulfate | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	9,114
Antimony
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	309
Antimony | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	309
Antimony | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Antimony | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	309
Metal and concentration sales before commercial deductions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,715,159
Commercial Deductions In Revenue From Contract With Customers		1,326,250
Revenue from contracts with customers		(3,658)	1,010,650
Metal and concentration sales before commercial deductions | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	545,373
Metal and concentration sales before commercial deductions | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Commercial Deductions In Revenue From Contract With Customers		362,558
Revenue from contracts with customers			67,402
Metal and concentration sales before commercial deductions | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	201,537	0
Commercial Deductions In Revenue From Contract With Customers		170,446
Revenue from contracts with customers			164,462
Metal and concentration sales before commercial deductions | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	83,237	0
Commercial Deductions In Revenue From Contract With Customers		51,186
Revenue from contracts with customers			42,201
Metal and concentration sales before commercial deductions | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	109,085	0
Commercial Deductions In Revenue From Contract With Customers		129,989
Revenue from contracts with customers			119,515
Metal and concentration sales before commercial deductions | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	599,025	0
Commercial Deductions In Revenue From Contract With Customers		568,289
Revenue from contracts with customers			598,839
Metal and concentration sales before commercial deductions | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	70,264	0
Commercial Deductions In Revenue From Contract With Customers		40,718
Revenue from contracts with customers			18,158
Metal and concentration sales before commercial deductions | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Commercial Deductions In Revenue From Contract With Customers		0
Revenue from contracts with customers			0
Metal and concentration sales before commercial deductions | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentration sales before commercial deductions | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentration sales before commercial deductions | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Commercial Deductions In Revenue From Contract With Customers		0
Revenue from contracts with customers			0
Metal and concentration sales before commercial deductions | Trading
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	94,760
Metal and concentration sales before commercial deductions | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	81,212	3,658
Commercial Deductions In Revenue From Contract With Customers		43,647
Revenue from contracts with customers			18,226
Metal and concentration sales before commercial deductions | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(69,334)	0
Commercial Deductions In Revenue From Contract With Customers		(40,583)
Revenue from contracts with customers			(18,153)
Metal and concentration sales before commercial deductions | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,784,493	3,658
Commercial Deductions In Revenue From Contract With Customers		1,366,833
Revenue from contracts with customers			1,028,803
Commercial deductions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	122,045	(172,273)	(196,893)
Commercial deductions | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(18,554)
Commercial deductions | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(33,968)	(15,483)
Commercial deductions | Orcopampa
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(8)
Revenue from contracts with customers		(667)	(1,047)
Commercial deductions | Julcani
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(1,757)
Revenue from contracts with customers		(2,567)	(1,815)
Commercial deductions | Tambomayo
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(4,903)
Revenue from contracts with customers		(8,171)	(11,729)
Commercial deductions | Colquijirca
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(98,383)
Revenue from contracts with customers		(126,833)	(166,685)
Commercial deductions | La Zanja
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(2,735)
Revenue from contracts with customers		(1,740)	(935)
Commercial deductions | Energy generation and transmission
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0
Revenue from contracts with customers		0	0
Commercial deductions | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Commercial deductions | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Commercial deductions | Holding of investment in shares
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0
Revenue from contracts with customers		0	0
Commercial deductions | Trading
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	1,710
Commercial deductions | Industrial activities
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(105)
Revenue from contracts with customers		(58)	(2)
Commercial deductions | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	2,690
Revenue from contracts with customers		1,731	803
Commercial deductions | Operating segments
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(124,735)
Revenue from contracts with customers		(174,004)	(197,696)
Corporates
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,593,114	1,153,977	813,757
Corporates | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	526,819
Corporates | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		328,590	51,919
Corporates | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	201,529	169,779	163,415
Corporates | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,480	48,619	40,386
Corporates | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	104,182	121,818	107,786
Corporates | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	500,642	441,456	432,154
Corporates | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	67,529	38,978	17,223
Corporates | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Corporates | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Corporates | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Corporates | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Corporates | Trading
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	96,470
Corporates | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,107	43,589	18,224
Corporates | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(66,644)	(38,852)	(17,350)
Corporates | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 1,659,758	1,192,829	831,107
Sales by services [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			12,884
Revenue from contracts with customers		7,015
Sales by services [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Revenue from contracts with customers		0
Sales by services [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Revenue from contracts with customers		0
Sales by services [Member] | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Revenue from contracts with customers		0
Sales by services [Member] | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Revenue from contracts with customers		0
Sales by services [Member] | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Revenue from contracts with customers		0
Sales by services [Member] | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Revenue from contracts with customers		0
Sales by services [Member] | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			53,025
Revenue from contracts with customers		50,003
Sales by services [Member] | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			8,099
Sales by services [Member] | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Sales by services [Member] | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			441
Revenue from contracts with customers		474
Sales by services [Member] | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			1,508
Revenue from contracts with customers		19,055
Sales by services [Member] | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			(50,189)
Revenue from contracts with customers		(62,517)
Sales by services [Member] | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			$ 63,073
Revenue from contracts with customers		$ 69,532